PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Actual Asset Allocations (Details) - Pension Benefit Plans	Dec. 31, 2020	Dec. 31, 2019
United States | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	1.00%	1.00%
United States | Equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	39.00%	55.00%
United States | Fixed income securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	60.00%	44.00%
Foreign Plan | Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	3.00%	6.00%
Foreign Plan | Equity securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	28.00%	25.00%
Foreign Plan | Fixed income securities
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	58.00%	64.00%
Foreign Plan | Other
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined benefit plan, percentage of actual plan asset allocations	11.00%	6.00%